Premises and Equipment - Summary of Future Minimum Lease Payments (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	$ 108
2019	71
2020	71
Total	$ 250